Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of analysis of other comprehensive income by item [abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (loss) for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	2023
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
Remeasurements of net defined benefit liabilities	￦	(88,770)	￦	(98,420)	￦	—	￦	—	￦	25,895	￦	(161,295)
Currency translation differences		254,446		42,925		(23,753)		—		(11,866)		261,752
Gains (losses) on financial instruments at fair value through other comprehensive income		(6,081,560)		4,299,541		281,849		(37,254)		(1,198,075)		(2,735,499)
Share of other comprehensive income (loss) of associates and joint ventures		(3,342)		31		—		—		(7)		(3,318)
Gains (losses) on cash flow hedging instruments		19,632		7,328		48,508		—		(1,913)		73,555
Gains (losses) on hedging instruments of net investments in foreign operations		(114,742)		(19,590)		—		—		4,931		(129,401)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		41,063		(71,901)		—		—		19,038		(11,800)
Finance gains or losses on insurance contract assets (liabilities)		6,976,154		(2,889,939)		—		—		772,435		4,858,650

	￦	1,002,881	￦	1,269,975	￦	306,604	￦	(37,254)	￦	(389,562)	￦	2,152,644

(In millions of Korean won)	2024
	Beginning		Changes except for reclassification		Reclassification to profit or loss		Transfer within equity		Tax effect		Ending
Remeasurements of net defined benefit liabilities	￦	(161,295)	￦	(117,022)	￦	—	￦	—	￦	31,076	￦	(247,241)
Currency translation differences		261,752		560,256		—		—		(12,919)		809,089
Gains (losses) on financial instruments at fair value through other comprehensive income		(2,735,499)		1,462,875		171,410		3,649		(421,425)		(1,518,990)
Share of other comprehensive income (loss) of associates and joint ventures		(3,318)		336		(1)		—		(170)		(3,153)
Gains (losses) on cash flow hedging instruments		73,555		341,856		(294,592)		—		(12,501)		108,318
Gains (losses) on hedging instruments of net investments in foreign operations		(129,401)		(253,679)		—		—		66,971		(316,109)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk		(11,800)		(7,493)		—		—		1,979		(17,314)
Finance gains or losses on insurance contract assets (liabilities)		4,858,650		(4,315,663)		—		—		1,139,335		1,682,322

	￦	2,152,644	￦	(2,328,534)	￦	(123,183)	￦	3,649	￦	792,346	￦	496,922